INVESTMENTS AND ACQUISITIONS - Purchase Price Allocation (Details) - USD ($)	Dec. 31, 2020	May 13, 2020
Preliminary purchase price allocation
Goodwill	$ 2,484,200
Dalton Adventures, LLC
Preliminary purchase price allocation
Inventories		$ 185,261
Fixed assets		89,490
Tradename		1,050,000
Goodwill		2,484,200
Preliminary purchase price		$ 3,808,951